Intangibles, Net (Details Textual) - USD ($)		12 Months Ended
	Oct. 01, 2015	Dec. 31, 2016
Intangibles, Net (Textual)
Indefinite-lived intangible assets acquired	$ 50,000	$ 500,000
FAA licenses [Member]
Intangibles, Net (Textual)
Indefinite-lived intangible assets acquired		$ 50,000